                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                           NUMBER OF
DESCRIPTION                                                                                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS   97.7%
AIRLINES   0.8%
Southwest Airlines Co. .........................................................           9,106,400     $   112,919,360
                                                                                                         ---------------

ALUMINUM   0.5%
Alcoa, Inc. ....................................................................           1,973,500          71,164,410
                                                                                                         ---------------

ASSET MANAGEMENT & CUSTODY BANKS   1.8%
Bank of New York Mellon Corp. ..................................................           6,295,028         262,691,518
                                                                                                         ---------------

BREWERS   0.9%
Anheuser-Busch Cos., Inc. ......................................................           2,675,100         126,933,495
                                                                                                         ---------------

BROADCASTING & CABLE TV   4.1%
Comcast Corp., Class A .........................................................          24,222,550         468,464,117
Liberty Media Corp. - Capital, Ser A (a) .......................................           6,015,740         136,196,354
                                                                                                         ---------------
                                                                                                             604,660,471
                                                                                                         ---------------
CATALOG RETAIL   0.8%
Liberty Media Corp. - Interactive, Ser A (a) ...................................           7,620,475         122,994,467
                                                                                                         ---------------

COMMUNICATIONS EQUIPMENT   0.6%
Alcatel-Lucent - ADR (France) ..................................................           8,644,100          49,790,016
Ericsson, Class B - ADR (Sweden) ...............................................           1,813,728          35,639,755
                                                                                                         ---------------
                                                                                                              85,429,771
                                                                                                         ---------------
COMPUTER HARDWARE   3.0%
Dell, Inc. (a) .................................................................           7,314,100         145,696,872
Hewlett-Packard Co. ............................................................           2,101,000          95,931,660
IBM Corp. ......................................................................           1,729,300         199,111,602
                                                                                                         ---------------
                                                                                                             440,740,134
                                                                                                         ---------------
DATA PROCESSING & OUTSOURCED SERVICES   0.9%
Computer Sciences Corp. (a) ....................................................           1,349,200          55,033,868
Western Union Co. ..............................................................           3,524,300          74,961,861
                                                                                                         ---------------
                                                                                                             129,995,729
                                                                                                         ---------------


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
DEPARTMENT STORES   1.1%
J.C. Penney Co., Inc. ..........................................................           2,198,400          82,901,664
Macy's, Inc. ...................................................................           3,404,200          78,500,852
                                                                                                         ---------------
                                                                                                             161,402,516
                                                                                                         ---------------
DIVERSIFIED BANKS   4.6%
Barclays PLC - ADR (United Kingdom) ............................................             655,200          23,718,240
U.S. Bancorp ...................................................................           3,378,000         109,312,080
Wachovia Corp. .................................................................          12,033,600         324,907,200
Wells Fargo & Co. ..............................................................           7,868,600         228,976,260
                                                                                                         ---------------
                                                                                                             686,913,780
                                                                                                         ---------------
DIVERSIFIED CHEMICALS   2.7%
Du Pont (E.I.) de Nemours & Co. ................................................           8,637,366         403,883,234
                                                                                                         ---------------

DRUG RETAIL   1.8%
CVS Caremark Corp. .............................................................           6,703,400         271,554,734
                                                                                                         ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.2%
Cognex Corp. ...................................................................           1,252,087          27,333,059
                                                                                                         ---------------

ELECTRONIC MANUFACTURING SERVICES   0.2%
Flextronics International Ltd. (Singapore) (a) .................................           2,998,017          28,151,380
Kemet Corp. (a) ................................................................           1,035,280           4,182,531
                                                                                                         ---------------
                                                                                                              32,333,911
                                                                                                         ---------------
HEALTH CARE DISTRIBUTORS   1.5%
Cardinal Health, Inc. ..........................................................           4,184,300         219,717,593
                                                                                                         ---------------

HEALTH CARE EQUIPMENT   0.8%
Boston Scientific Corp. (a) ....................................................           8,773,500         112,914,945
                                                                                                         ---------------

HOME IMPROVEMENT RETAIL   1.0%
Home Depot, Inc. ...............................................................           2,742,600          76,710,522
Lowe's Cos., Inc. ..............................................................           3,465,300          79,493,982
                                                                                                         ---------------
                                                                                                             156,204,504
                                                                                                         ---------------
HOUSEHOLD PRODUCTS   2.6%
Kimberly-Clark Corp. ...........................................................           3,678,700         237,460,085
Procter & Gamble Co. ...........................................................           2,100,100         147,154,007
                                                                                                         ---------------
                                                                                                             384,614,092
                                                                                                         ---------------
HYPERMARKETS & SUPER CENTERS   3.7%
Wal-Mart Stores, Inc. ..........................................................          10,358,200         545,669,976
                                                                                                         ---------------


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
INDUSTRIAL CONGLOMERATES   1.3%
General Electric Co. ...........................................................           5,284,400         195,575,644
                                                                                                         ---------------

INTEGRATED TELECOMMUNICATION SERVICES   5.1%
AT&T, Inc. .....................................................................           7,540,650         288,806,895
Verizon Communications, Inc. ...................................................          12,747,700         464,653,665
                                                                                                         ---------------
                                                                                                             753,460,560
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES   0.4%
eBay, Inc. (a) .................................................................           2,226,000          66,423,840
                                                                                                         ---------------

INVESTMENT BANKING & BROKERAGE   0.9%
Merrill Lynch & Co., Inc. ......................................................           3,305,600         134,670,144
                                                                                                         ---------------

LIFE & HEALTH INSURANCE   2.2%
AFLAC, Inc. ....................................................................           1,192,500          77,452,875
MetLife, Inc. ..................................................................           2,422,900         146,003,954
Torchmark Corp. ................................................................           1,759,947         105,790,414
                                                                                                         ---------------
                                                                                                             329,247,243
                                                                                                         ---------------
MANAGED HEALTH CARE   0.7%
UnitedHealth Group, Inc. .......................................................           1,623,500          55,783,460
WellPoint, Inc. (a) ............................................................           1,002,500          44,240,325
                                                                                                         ---------------
                                                                                                             100,023,785
                                                                                                         ---------------
MOVIES & ENTERTAINMENT   6.9%
News Corp., Class B ............................................................           8,415,100         160,223,504
Time Warner, Inc. ..............................................................          25,808,400         361,833,768
Viacom, Inc., Class B (a) ......................................................          12,563,450         497,763,889
                                                                                                         ---------------
                                                                                                           1,019,821,161
                                                                                                         ---------------
MULTI-LINE INSURANCE   2.3%
American International Group, Inc. .............................................           2,977,500         128,776,875
Genworth Financial, Inc., Class A ..............................................           2,413,500          54,641,640
Hartford Financial Services Group, Inc. ........................................           2,158,100         163,519,237
                                                                                                         ---------------
                                                                                                             346,937,752
                                                                                                         ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES   7.3%
Bank of America Corp. ..........................................................          13,517,100         512,433,261
Citigroup, Inc. ................................................................          14,887,700         318,894,534
JPMorgan Chase & Co. ...........................................................           5,969,300         256,381,435
                                                                                                         ---------------
                                                                                                           1,087,709,230
                                                                                                         ---------------


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
PACKAGED FOODS & MEATS   7.6%
Cadbury Schweppes PLC - ADR (United Kingdom) ...................................           8,550,200         378,089,844
Kraft Foods, Inc., Class A .....................................................          10,596,243         328,589,495
Sara Lee Corp. .................................................................           3,859,500          53,955,810
Unilever N.V. (Netherlands) ....................................................          10,765,600         363,123,688
                                                                                                         ---------------
                                                                                                           1,123,758,837
                                                                                                         ---------------
PAPER PRODUCTS   4.0%
International Paper Co. ........................................................          21,602,613         587,591,074
                                                                                                         ---------------

PHARMACEUTICALS   11.9%
Abbott Laboratories ............................................................           3,189,400         175,895,410
Bristol-Myers Squibb Co. .......................................................          18,732,400         399,000,120
Eli Lilly & Co. ................................................................           4,064,800         209,703,032
GlaxoSmithKline PLC - ADR (United Kingdom) .....................................           1,925,600          81,703,208
Pfizer, Inc. ...................................................................          11,256,400         235,596,452
Roche Holdings AG - ADR (Switzerland) ..........................................             550,308          51,995,631
Schering-Plough Corp. ..........................................................          13,966,900         201,263,029
Wyeth ..........................................................................           9,789,200         408,796,992
                                                                                                         ---------------
                                                                                                           1,763,953,874
                                                                                                         ---------------
PROPERTY & CASUALTY INSURANCE   4.2%
Berkshire Hathaway, Inc., Class A (a) ..........................................                 705          94,047,000
Berkshire Hathaway, Inc., Class B (a) ..........................................               1,100           4,920,190
Chubb Corp. ....................................................................           7,823,940         387,128,551
Travelers Cos., Inc. ...........................................................           2,780,300         133,037,355
                                                                                                         ---------------
                                                                                                             619,133,096
                                                                                                         ---------------
REGIONAL BANKS   1.1%
PNC Financial Services Group, Inc. .............................................           2,471,500         162,056,255
                                                                                                         ---------------

SEMICONDUCTOR EQUIPMENT   0.4%
KLA-Tencor Corp. ...............................................................           1,521,900          56,462,490
                                                                                                         ---------------

SEMICONDUCTORS   0.9%
Intel Corp. ....................................................................           4,103,292          86,907,725
Texas Instruments, Inc. ........................................................           1,770,100          50,040,727
                                                                                                         ---------------
                                                                                                             136,948,452
                                                                                                         ---------------
SOFT DRINKS   2.4%
Coca-Cola Co. ..................................................................           5,793,700         352,662,519
                                                                                                         ---------------

SPECIALTY CHEMICALS   1.1%
Rohm & Haas Co. ................................................................           2,935,800         158,768,064
                                                                                                         ---------------

SYSTEMS SOFTWARE   0.5%
Microsoft Corp. ................................................................           2,430,100          68,966,238
                                                                                                         ---------------

THRIFTS & MORTGAGE FINANCE   1.0%
Federal Home Loan Mortgage Corp. ...............................................           4,521,900         114,494,508
Federal National Mortgage Association ..........................................           1,304,500          34,334,440
                                                                                                         ---------------
                                                                                                             148,828,948
                                                                                                         ---------------
TOBACCO   1.9%
Altria Group, Inc. .............................................................           3,971,300          88,162,860
Philip Morris International, Inc. (a) ..........................................           3,971,300         200,868,354
                                                                                                         ---------------
                                                                                                             289,031,214
                                                                                                         ---------------
TOTAL LONG-TERM INVESTMENTS   97.7%
  (Cost $14,733,887,457) ...........................................................................      14,462,102,119
                                                                                                         ---------------

REPURCHASE AGREEMENTS  1.7%
Banc of America Securities ($89,355,860 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at $89,361,817) ..........................................          89,355,860
Citigroup Global Markets, Inc. ($89,355,860 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $89,361,072) ..........................................          89,355,860
JPMorgan Chase & Co. ($26,806,758 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $26,808,433) ..........................................................          26,806,758
State Street Bank & Trust Co. ($55,213,522 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $55,216,283) ..........................................          55,213,522
                                                                                                         ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $260,732,000) ..............................................................................         260,732,000

TOTAL INVESTMENTS  99.4%
  (Cost $14,994,619,457) ...........................................................................      14,722,834,119

OTHER ASSETS IN EXCESS OF LIABILITIES  0.6% ........................................................          84,793,635
                                                                                                         ---------------

NET ASSETS 100.0% ..................................................................................     $14,807,627,754
                                                                                                         ===============


Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 -- quoted prices in active markets for identical investments
     -    Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                                      INVESTMENTS IN            OTHER FINANCIAL
VALUATION INPUTS                                        SECURITIES               INSTRUMENTS*
Level 1 - Quoted Prices                              $ 14,410,106,488                $ -0-
Level 2 - Other Significant Observable Inputs             312,727,631                  -0-
Level 3 - Significant Unobservable Inputs                         -0-                  -0-
                        TOTAL                        $ 14,722,834,119                $ -0-


*Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing
Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees.
Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008